Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNDISCOVERED MANAGERS FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2017